Credit Facilities and Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short term debt
Total short-term debt	$ 3,797	$ 4,072
Drawn under credit facilities [Member]
Short term debt
Total short-term debt	3,362	3,677
Short-term debt-Fiat Industrial subsidiaries [Member]
Short term debt
Total short-term debt	103	159
Short-term debt-other [Member]
Short term debt
Total short-term debt	332	236
Intersegment short-term debt [Member]
Short term debt
Total short-term debt
Equipment Operations [Member]
Short term debt
Total short-term debt	361	239
Equipment Operations [Member] | Drawn under credit facilities [Member]
Short term debt
Total short-term debt	50	65
Equipment Operations [Member] | Short-term debt-Fiat Industrial subsidiaries [Member]
Short term debt
Total short-term debt	95	73
Equipment Operations [Member] | Short-term debt-other [Member]
Short term debt
Total short-term debt	216	6
Equipment Operations [Member] | Intersegment short-term debt [Member]
Short term debt
Total short-term debt		95
Financial Services [Member]
Short term debt
Total short-term debt	5,358	5,322
Financial Services [Member] | Drawn under credit facilities [Member]
Short term debt
Total short-term debt	3,312	3,612
Financial Services [Member] | Short-term debt-Fiat Industrial subsidiaries [Member]
Short term debt
Total short-term debt	8	86
Financial Services [Member] | Short-term debt-other [Member]
Short term debt
Total short-term debt	116	230
Financial Services [Member] | Intersegment short-term debt [Member]
Short term debt
Total short-term debt	$ 1,922	$ 1,394